UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

Winans Long/Short Fund

Semi-Annual Report

January 31, 2011

1-866-722-1677

Distributed by Northern Lights Distributors, LLC

Member FINRA

March 16, 2011

Dear Shareholder,

On July 30, 2010, the NAV of ETFMX was $7.19. On January 31, 2011, the NAV was $7.71. This change represents an increase of 7.2%. During this period, our long market exposure was mostly concentrated on the S&P 500 and the S&P MidCap 400.

While we expect volatility in the market to remain high, we have devoted substantial time and resources to refining our time-tested strategy to successfully deal with this situation. We feel this is evidenced by the performance of ETFMX over the last six months.

Thank you for your continued confidence,

Kenneth G. Winans

CMT, MBA

0590-NLD-3/28/2011

Winans Long/Short Fund
PORTFOLIO REVIEW
January 31, 2011 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2011, compared to its benchmarks:

		Six	One	Inception** -
		Months	Year	January 31, 2011
Winans Long/Short Fund - Class A		7.23%	-3.50%	-7.83%
S&P 500 Total Return Index		17.93%	22.19%	1.65%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call toll-free 1-866-722-1677.

** Inception date is January 22, 2008 for Class A shares.

The Fund's Top Asset Classes are as follows:

Asset Class	Percentage of Net Assets
Equity Funds	96.3%
Other, Cash & Cash Equivalents	3.7%
	100.0%

Winans Long/Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 96.3%
		EQUITY FUNDS - 96.3%
	43,000	Powershares QQQ	$ 2,408,860
	20,300	SPDR Dow Jones Industrial Average ETF Trust	2,407,580
	18,800	SPDR S&P 500 ETF Trust	2,418,996
	14,500	SPDR S&P MidCap 400 ETF Trust	2,433,825
			9,669,261

		TOTAL EXCHANGE TRADED FUNDS (Cost $9,483,358)	9,669,261

		SHORT-TERM INVESTMENTS - 5.4%
	546,735	AIM STIT - Liquid Assets Portfolio, 0.02% *
		(Cost $546,735)	$ 546,735

		TOTAL INVESTMENTS - 101.7% (Cost $10,030,093) (a)	$ 10,215,996
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(170,811)
		NET ASSETS - 100.0%	$ 10,045,185

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
(a)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 211,202
		Unrealized depreciation:	(25,299)
		Net unrealized appreciation:	$ 185,903
	SPDR - Standard & Poor's Depository Receipts

See accompanying notes to financial statements.

Winans Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,030,093
At value	$ 10,215,996
Interest receivable	8
TOTAL ASSETS	10,216,004

LIABILITIES
Fund shares repurchased	127,715
Fees payable to other affiliates	11,458
Investment advisory fees payable	3,606
Distribution (12b-1) fees payable	2,188
Accrued expenses and other liabilities	25,852
TOTAL LIABILITIES	170,819
NET ASSETS	$ 10,045,185

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,618,906
Accumulated net investment loss	(101,687)
Accumulated net realized loss from security transactions	(2,657,937)
Net unrealized appreciation of investments	185,903
NET ASSETS	$ 10,045,185

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,045,185
Shares of beneficial interest outstanding	1,302,521
Net asset value (Net Assets ÷ Shares Outstanding), offering price and
redemption price per share	$ 7.71

See accompanying notes to financial statements.

Winans Long/Short Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 41,452
Interest	644
TOTAL INVESTMENT INCOME	42,096

EXPENSES
Investment advisory fees	92,254
Investment advisory performance fees	(9,813)
Administrative services fees	22,993
Professional fees	17,961
Distribution (12b-1) fees	15,376
Accounting services fees	13,953
Transfer agent fees	11,642
Registration fees	10,602
Compliance officer fees	7,535
Printing and postage expenses	4,948
Trustees' fees and expenses	2,707
Custodian fees	2,428
Insurance expense	1,512
Other expenses	915
TOTAL EXPENSES	195,013

Less: Fees waived by the Advisor	(51,230)
NET EXPENSES	143,783
NET INVESTMENT LOSS	(101,687)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	681,009
Net change in unrealized appreciation of investments	185,903
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	866,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 765,225

See accompanying notes to financial statements.

Winans Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
FROM OPERATIONS
Net investment loss	$ (101,687)	$ (175,770)
Net realized gain (loss) from security transactions	681,009	(2,008,020)
Net change in unrealized appreciation (depreciation) of investments	185,903	(81,090)
Net increase (decrease) in net assets resulting from operations	765,225	(2,264,880)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	118,301	11,226,355
Redemption fee proceeds	-	3,106
Payments for shares redeemed	(5,080,427)	(5,617,658)
Net increase (decrease) in net assets from shares of beneficial interest	(4,962,126)	5,611,803

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,196,901)	3,346,923

NET ASSETS
Beginning of Period	14,242,086	10,895,163
End of Period *	$ 10,045,185	$ 14,242,086
* Includes accumulated net investment loss of:	$ (101,687)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	16,037	1,390,730
Shares Redeemed	(693,314)	(734,495)
Net increase (decrease) in shares of beneficial interest outstanding	(677,277)	656,235

See accompanying notes to financial statements.

Winans Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six
	Months Ended		Year		Year	Period
	January 31,		Ended		Ended	Ended
	2011		July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2010		2009	2008(1)
Net asset value,
beginning of period	$ 7.19		$ 8.23		$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	(0.06)		(0.09)		0.11	0.00	(3)
Net realized and unrealized gain
(loss) on investments	0.58		(0.95)		(1.44)	(0.34)
Total from investment operations	0.52		(1.04)		(1.33)	(0.34)

Paid-In Capital from Redemption Fees	-		0.00	(3)	0.02	0.00	(3)

Less distributions from:
Net investment income	-		-		(0.12)	-
Total distributions	-		-		(0.12)	-

Net asset value, end of period	$ 7.71		$ 7.19		$ 8.23	$ 9.66

Total return (4)	7.23%	(5)	(12.64)%		(13.65)%	(3.40)%	(5)

Net assets, end of period (000s)	$ 10,045		$ 14,242		$ 10,895	$ 7,587

Ratio of gross expenses to average
net assets (6)(7)	3.33%	(8)	2.93%		2.65%	2.98%	(8)
Ratio of net expenses to average
net assets (7)	2.50%	(8)	2.35%		1.70%	1.70%	(8)
Ratio of net investment income (loss)
to average net assets (9)	(1.66)%	(8)	(1.11)%		1.24%	0.06%	(8)

Portfolio Turnover Rate	417%	(5)	995%		337%	76%	(5)

(1)	Class A shares of the Winans Long/Short Fund commenced operations on January 22, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees for the year ended July 31, 2009 and July 31, 2008. The front end sales load was removed on July 27, 2009.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1.

ORGANIZATION

Winans Long/Short Fund (the “Fund”), formerly known as the Biltmore Momentum/Dynamic ETF Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund offers Class A shares and seeks long-term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued daily at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 9,669,261	$ -	$ -	9,669,261
Short-Term Investments	-	546,735	-	546,735
Total	$ 9,669,261	$ 546,735	$ -	$ 10,215,996

The Fund did not hold any Level 3 securities during the period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $33,262,550 and $24,460,202, respectively, for the Fund.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. WI Mutual Funds, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Advisor, who under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets for the first twelve months.  After the first twelve months, the Fund will pay the Advisor a management fee, which is comprised of a base fee of 1.50% of the average value of the daily net assets of the Fund plus a fee adjustment that increases or decreases the fee depending on how well the Fund has performed relative to the S&P 500 Total Return Index over a performance period.  The Fee Adjustment will be calculated using a monthly adjustment rate that is based upon the Fund’s relative performance.  Pursuant to a sub-advisory agreement, the Advisor pays Winans International, Inc. a sub-advisory fee, computed and accrued daily and paid monthly.  For the six months ended January 31, 2011, the Advisor earned the following in investment advisory fees:

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Gross Advisory Fee	Performance Fee Adjustment	Net Advisory Fee
$92,254	$(9,813)	$82,441

Pursuant to a written contract (the “Waiver Agreement”) effective October 30, 2009, the Advisor has agreed, at least until November 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.50% per annum of the Fund’s average daily net assets. During the six months ended January 31, 2011, the Advisor waived fees in the amount of $51,230.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.50% of average daily net assets. If the Operating Expenses subsequently exceed 2.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  As of July 31, 2010 the Advisor has $57,671 waived/reimbursed expenses that may be recovered no later than July 31, 2013.  During the six months ended January 31, 2011, the Advisor did not recapture any fees previously waived/reimbursed.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class. The per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2011, the Fund incurred expenses of $7,535 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2011, GemCom collected amounts totaling $4,613, of which a portion related to expenses from the prior year, for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

Winans Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

At July 31, 2010, the Fund had a capital loss carry forward of $1,474,595 for federal income tax purposes available to offset future capital gains through the following expiration dates:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $1,864,351 of such capital losses.

Permanent book and tax differences, primarily attributable to net operating loss and grantor trust adjustments, resulted in reclassifications for the period ended July 31, 2010 as follows: a decrease in paid-in capital of $282,169; a decrease in accumulated net investment loss of $281,892; and a decrease in accumulated net realized loss from security transactions of $277.

6. SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

Winans Long/Short Fund

EXPENSE EXAMPLES

January 31, 2011 (Unaudited)

As a shareholder of the Winans Long/Short Fund, you incur ongoing cost, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Winans Long/Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Winans Long/Short Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Winans Long/Short Fund	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Expense Ratio During Period** 8/1/10 – 1/31/11
Actual	$1,000.00	$1,072.30	$13.06	2.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.60	$12.68	2.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

WI Mutual Funds, LLC

330 Ignacio Boulevard

Suite 203

Novato, CA  94949

INVESTMENT SUB-ADVISOR

Winans International, Inc.

330 Ignacio Boulevard

Suite 203

Novato, CA  94949

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/11/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/11